Annual Total Returns[BarChart] - PSF PGIM Government Income Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.63%	3.63%	(2.34%)	5.86%	0.67%	2.17%	2.94%	0.63%	6.61%	7.16%